Schedule of cash flows related to leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Right-of-use Assets And Lease Liabilities
Payments for operating lease liabilities	$ 213,708	$ 199,447
Principal payments on finance lease obligation
Right-of-use assets obtained in exchange for new operating lease obligations	$ 388,020	$ 7,350